Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment, Net

18. PROPERTY, PLANT AND EQUIPMENT, NET

	Oil and Gas Properties	Processing, Transportation and Storage Assets	Manufacturing Assets	Retail and Other (1)	Total
COST
As at December 31, 2019 (2)	29,365	183	5,577	1,231	36,356
Additions	475	33	243	60	811
Transfers from E&E Assets (Note 17)	47	—	—	—	47
Change in Decommissioning Liabilities	(11)	2	3	—	(6)
Exchange Rate Movements and Other	(6)	—	(152)	(1)	(159)
Divestitures	(3)	—	—	—	(3)
As at December 31, 2020 (2)	29,867	218	5,671	1,290	37,046
Acquisitions (Note 5)	8,633	—	3,901	846	13,380
Additions	1,368	9	1,023	115	2,515
Change in Decommissioning Liabilities	(63)	1	40	24	2
Exchange Rate Movements and Other	22	—	(140)	(18)	(136)
Divestitures	(630)	—	—	—	(630)
Transfers to Assets Held for Sale (Note 16)	(754)	—	—	(522)	(1,276)
As at December 31, 2021	38,443	228	10,495	1,735	50,901

ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
As at December 31, 2019 (2)	6,008	33	1,596	885	8,522
Depreciation, Depletion and Amortization (3)	1,820	9	242	152	2,223
Impairment Charges (Note 10) (3)	555	—	450	—	1,005
Exchange Rate Movements and Other	(22)	—	(93)	—	(115)
As at December 31, 2020 (2)	8,361	42	2,195	1,037	11,635
Depreciation, Depletion and Amortization	3,335	10	526	128	3,999
Impairment Charges (Note 10)	—	—	1,931	—	1,931
Impairment Reversals (Note 10)	(378)	—	—	—	(378)
Exchange Rate Movements and Other	61	1	(80)	(2)	(20)
Divestitures	(377)	—	—	—	(377)
Transfers to Assets Held for Sale (Note 16)	(90)	—	—	(24)	(114)
As at December 31, 2021	10,912	53	4,572	1,139	16,676

CARRYING VALUE
As at December 31, 2019 (2)	23,357	150	3,981	346	27,834
As at December 31, 2020 (2)	21,506	176	3,476	253	25,411
As at December 31, 2021	27,531	175	5,923	596	34,225
(1)Includes retail assets, office furniture, fixtures, leasehold improvements, information technology and aircraft.
(2)Balances for periods prior to January 1, 2021, have been reclassified to conform with the current period’s presentation of asset classes.
(3)Asset write-downs have been reclassified to DD&A to conform with the current presentation of impairment charges.
Assets Under Construction
PP&E includes the following amounts in respect of assets under construction and not subject to DD&A:

As at December 31,	2021	2020
Development and Production	2,415	1,807
Downstream	943	226
	3,358	2,033